REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Revenue, total	$ 477,179	$ 438,006	$ 1,830,459	$ 1,506,929
Revenue percentage	100.00%	100.00%
Product line [Member]
Revenue, total	$ 477,179	$ 438,066	$ 1,830,459	$ 1,506,929
Revenue percentage	100.00%	100.00%	100.00%	100.00%
Software sales [Member]
Revenue, total	$ 328,096	$ 310,408	$ 1,298,692	$ 1,025,111
Revenue percentage	69.00%	71.00%	71.00%	68.00%
Support sales [Member]
Revenue, total	$ 145,739	$ 124,633	$ 506,246	$ 459,994
Revenue percentage	30.00%	28.00%	28.00%	31.00%
Other sales [Member]
Revenue, total	$ 3,344	$ 3,025	$ 25,521	$ 21,824
Revenue percentage	1.00%	1.00%	1.00%	1.00%